Intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management approves strategic plan	3 years
Period over which management has projected cash flows	5 years
Deferred tax expense (income) recognised in profit or loss	$ (206)	$ 93
Principal acquired brands with indefinite useful life	14,814	14,506	[1]	$ 14,401	[1]
Brand names | Brand, goodwill and tangible asset impairment | Other US Brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit	49
Brand names | Brand, goodwill and tangible asset impairment | Shui Jing Fang Chinese white spirit
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	379
Deferred tax expense (income) recognised in profit or loss	95
Net exceptional gain/(loss)	(284)
Net exceptional gain attributable to non-controlling interest	104
Brand names | Brand, goodwill and tangible asset impairment | Other US Brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss	(13)
Impairment charge	54
Brand names | Brand, goodwill and tangible asset impairment | McDowell's No.1 whisky, rum and brandy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		517
Brand names | Brand, goodwill and tangible asset impairment | Director's Special
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		29
Brand names | Brand, goodwill and tangible asset impairment | Mcdowell's and Director's Special
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss		(137)
Brand names | Brand, goodwill and tangible asset impairment | Other brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss		(17)
Impairment charge		67
Brand, goodwill and tangible asset impairment | Brand, goodwill and tangible asset impairment | Chase gin and vodka
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax expense (income) recognised in profit or loss	(19)
Net exceptional gain/(loss)	82
Impairment charge	$ 101
Business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	10 years
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	$ 1,800	$ 1,800		$ 1,800
Maximum | Computer software
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.